Summary of Significant Accounting Policies - Schedule of Total Revenue by Geographic Areas (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Total Revenue by Geographic Areas [Line Items]
Total revenue	$ 210,119,238	$ 195,681,315	$ 169,724,346
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenues	62,190,446	57,381,922	72,190,276
Hong Kong market [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenues	104,685,311	100,982,052	40,960,511
The United States market [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenues	19,515,109	17,193,899	8,808,766
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Line Items]
Revenues	$ 23,728,372	$ 20,123,442	$ 47,764,793